CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Common shares	Contributed surplus	Retained Earnings (Deficit)	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Non-controlling interests
Equity, beginning balance at Dec. 31, 2023	$ 2,264.1	$ 2,206.0	$ 2,732.1	$ 59.2	$ (538.3)	$ (45.2)	$ (1.8)	$ 58.1
Net earnings (loss)	847.8	819.6			819.6			28.2
Other comprehensive income (loss)	(4.9)	(4.9)				4.1	(9.0)
Total comprehensive income (loss)	842.9	814.7			819.6	4.1	(9.0)	28.2
Issuance of common shares	319.6	319.6	319.6
Issuance of flow-through common shares	4.7	4.7	4.7
Issuance of common shares for share-based compensation	6.1	6.1	14.2	(8.1)
Share-based compensation	6.2	6.2		6.2
Net change in fair value and time value in property, plant and equipment	1.0	1.0					1.0
Acquisition of non-controlling interests	(24.9)	(21.9)			(21.9)			(3.0)
Dividends to non-controlling interests	(18.0)							(18.0)
Other	(1.0)	0.3		0.3				(1.3)
Equity, ending balance at Dec. 31, 2024	3,400.7	3,336.7	3,070.6	57.6	259.4	(41.1)	(9.8)	64.0
Net earnings (loss)	732.3	664.4			664.4			67.9
Other comprehensive income (loss)	12.0	12.0				11.6	0.4
Total comprehensive income (loss)	744.3	676.4			664.4	11.6	0.4	67.9
Issuance of common shares for Exploration and Evaluation asset acquisition	311.4	311.4	311.4
Issuance of flow-through common shares	5.1	5.1	5.1
Issuance of common shares for share-based compensation	3.8	3.8	12.7	(8.9)
Common shares repurchased under the NCIB	(51.0)	(51.0)	(16.0)	(35.0)
Accrual for automatic share purchase plan	(50.0)	(50.0)		(50.0)
Share-based compensation	8.3	8.3		8.3
Net change in fair value and time value in property, plant and equipment	1.3	1.3					1.3
Acquisition of non-controlling interests		(50.9)			(50.9)			50.9
Dividends to non-controlling interests	(128.3)							(128.3)
Other	0.3	0.3		0.6	(0.3)
Equity, ending balance at Dec. 31, 2025	$ 4,245.9	$ 4,191.4	$ 3,383.8	$ (27.4)	$ 872.6	$ (29.5)	$ (8.1)	$ 54.5